Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED JANUARY 1, 2026
OF PUTNAM EMERGING MARKETS EQUITY FUND (THE “FUND”)

The following information supplements and supersedes the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex‑U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index‑NR, a broad-based securities market index.

PUTNAM EMERGING MARKETS EQUITY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PUTNAM FUNDS TRUST
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED JANUARY 1, 2026
OF PUTNAM EMERGING MARKETS EQUITY FUND (THE “FUND”)

The following information supplements and supersedes the information contained in the section of the Fund’s Summary Prospectus and Prospectus titled “Performance”:
Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex‑U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index‑NR, a broad-based securities market index.